Employee Benefit Plans (Summary Of Fair Value Classifications Of Benefit Plan Assets ) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 16,063,381	$ 12,992,723	$ 12,682,758
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	8,673,128	7,033,605	6,838,726
Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	522,626	102,083
Quoted Prices In Active Markets Level 1 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	63,991	44,677
Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	15,540,755	12,890,640
Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	8,609,137	6,988,928
Cash [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	522,626	102,083
Cash [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	63,991	44,677
Cash [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	522,626	102,083
Cash [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	63,991	44,677
Common And Collective Trust [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,040,204	1,835,951
Common And Collective Trust [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,040,204	1,835,951
Domestic Fixed Income [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,349,538	3,040,066
Domestic Fixed Income [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,121,786	2,784,988
Domestic Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,349,538	3,040,066
Domestic Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,121,786	2,784,988
Foreign Fixed Income [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	631,442	600,539
Foreign Fixed Income [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	226,562	293,241
Foreign Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	631,442	600,539
Foreign Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	226,562	293,241
Domestic Large Cap Growth [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,101,385	2,372,860
Domestic Large Cap Growth [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,597,675	1,190,961
Domestic Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,101,385	2,372,860
Domestic Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,597,675	1,190,961
Domestic Large Cap Value [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,114,649	2,321,689
Domestic Large Cap Value [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,719,786	1,187,829
Domestic Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,114,649	2,321,689
Domestic Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,719,786	1,187,829
Domestic Small/Mid Cap Growth [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		539,157
Domestic Small/Mid Cap Growth [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	367,369	262,114
Domestic Small/Mid Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		539,157
Domestic Small/Mid Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	367,369	262,114
Domestic Small/Mid Cap Value [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		531,269
Domestic Small/Mid Cap Value [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	381,378	259,311
Domestic Small/Mid Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		531,269
Domestic Small/Mid Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	381,378	259,311
Domestic Small/Mid Cap Core [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,414,211
Domestic Small/Mid Cap Core [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	35,450	21,664
Domestic Small/Mid Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,414,211
Domestic Small/Mid Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	35,450	21,664
Foreign Large Cap Growth [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	661,895	585,333
Foreign Large Cap Growth [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	381,020	323,245
Foreign Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	661,895	585,333
Foreign Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	381,020	323,245
Foreign Large Cap Core [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,227,431	1,063,776
Foreign Large Cap Core [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	727,867	606,142
Foreign Large Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,227,431	1,063,776
Foreign Large Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	727,867	606,142
Other [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	50,244	59,433
Other [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 50,244	$ 59,433